SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

15. SUBSEQUENT EVENTS

In preparing these CFS, the Company evaluated events and transactions for potential recognition or disclosure through the date of this audit report. No other events require adjustment to or disclosure in the CFS other than the following:

●	In October 2026, the Company entered into a supplemental agreement that extended the settlement period of the Care U profit guarantee to December 2026. The amount was originally expected to be settled in September 2026.